Quarterly Holdings Report
for
Fidelity® Climate Action Fund
February 29, 2024
CLA-NPRT3-0424
1.9901893.102
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Interactive Media & Services - 3.4%
Alphabet, Inc. Class A (a)	6,965	964,374
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 0.1%
QuantumScape Corp. Class A (a)	3,683	23,092
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	3,852	680,880
MercadoLibre, Inc. (a)	174	277,582
		958,462
Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc. (a)	119	319,964
Household Durables - 2.0%
Mohawk Industries, Inc. (a)	2,249	266,776
TopBuild Corp. (a)	723	290,921
		557,697
Leisure Products - 0.6%
YETI Holdings, Inc. (a)	4,018	164,899
Specialty Retail - 2.7%
Lowe's Companies, Inc.	2,034	489,523
Ulta Beauty, Inc. (a)	465	255,080
		744,603
Textiles, Apparel & Luxury Goods - 1.0%
Birkenstock Holding PLC	382	19,104
NIKE, Inc. Class B	1,382	143,631
On Holding AG (a)	3,445	120,644
		283,379
TOTAL CONSUMER DISCRETIONARY		3,052,096
CONSUMER STAPLES - 2.6%
Personal Care Products - 2.6%
Kenvue, Inc.	20,395	387,505
L'Oreal SA	730	348,699
		736,204
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp.	3,361	136,221
Centrus Energy Corp. Class A (a)	2,990	121,962
		258,183
FINANCIALS - 11.7%
Banks - 0.3%
Amalgamated Financial Corp.	3,957	91,328
Capital Markets - 5.7%
Intercontinental Exchange, Inc.	3,082	426,610
Moody's Corp.	1,765	669,676
Morgan Stanley	4,317	371,435
S&P Global, Inc.	329	140,937
		1,608,658
Consumer Finance - 2.8%
American Express Co.	1,806	396,273
Capital One Financial Corp.	2,845	391,500
		787,773
Financial Services - 1.6%
Visa, Inc. Class A	1,539	434,983
Insurance - 1.3%
Marsh & McLennan Companies, Inc.	1,773	358,625
TOTAL FINANCIALS		3,281,367
HEALTH CARE - 12.7%
Biotechnology - 1.4%
Gilead Sciences, Inc.	2,731	196,905
Repligen Corp. (a)	973	188,752
		385,657
Health Care Equipment & Supplies - 2.1%
Edwards Lifesciences Corp. (a)	3,005	255,034
Intuitive Surgical, Inc. (a)	874	337,014
		592,048
Health Care Providers & Services - 1.0%
Elevance Health, Inc.	561	281,201
Life Sciences Tools & Services - 5.4%
Agilent Technologies, Inc.	2,112	290,104
Danaher Corp.	1,695	429,072
Mettler-Toledo International, Inc. (a)	263	328,019
Thermo Fisher Scientific, Inc.	822	468,688
		1,515,883
Pharmaceuticals - 2.8%
GSK PLC	19,241	402,492
Novo Nordisk A/S Series B	3,306	394,623
		797,115
TOTAL HEALTH CARE		3,571,904
INDUSTRIALS - 18.3%
Building Products - 2.5%
The AZEK Co., Inc. (a)	5,890	283,368
Trane Technologies PLC	1,506	424,647
		708,015
Commercial Services & Supplies - 2.0%
Montrose Environmental Group, Inc. (a)	3,355	138,830
Tetra Tech, Inc.	909	161,184
Veralto Corp.	2,945	254,507
		554,521
Construction & Engineering - 1.7%
AECOM	2,066	183,523
Cadeler A/S (a)	7,923	34,433
Fluor Corp. (a)	395	14,536
Quanta Services, Inc.	892	215,427
Thyssenkrupp Nucera AG & Co. (b)	1,490	24,381
		472,300
Electrical Equipment - 6.7%
AFC Energy PLC (a)	108,609	21,250
Eaton Corp. PLC	2,155	622,795
Enovix Corp. (a)	4,019	39,185
HD Hyundai Electric Co. Ltd.	2,361	219,938
Hubbell, Inc. Class B	526	200,232
Nextracker, Inc. Class A	5,193	292,054
Prysmian SpA	3,038	151,204
Shoals Technologies Group, Inc. (a)	6,648	85,294
Sungrow Power Supply Co. Ltd. (A Shares)	7,200	87,348
Vestas Wind Systems A/S (a)	5,913	164,784
		1,884,084
Machinery - 1.9%
Cummins, Inc.	460	123,561
Energy Recovery, Inc. (a)	3,638	56,862
Ingersoll Rand, Inc.	3,762	343,583
		524,006
Professional Services - 2.7%
ICF International, Inc.	1,153	178,542
KBR, Inc.	5,156	309,515
RELX PLC (London Stock Exchange)	5,896	258,269
		746,326
Trading Companies & Distributors - 0.8%
Ashtead Technology Holdings PLC	26,842	237,179
TOTAL INDUSTRIALS		5,126,431
INFORMATION TECHNOLOGY - 34.8%
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp. Class A	3,835	418,935
Flex Ltd. (a)	7,734	217,712
		636,647
IT Services - 4.2%
Accenture PLC Class A	1,782	667,858
IBM Corp.	2,732	505,502
		1,173,360
Semiconductors & Semiconductor Equipment - 14.9%
Aixtron AG	1,170	32,473
Allegro MicroSystems LLC (a)	6,738	212,180
Applied Materials, Inc.	2,890	582,682
ASM International NV (Netherlands)	251	152,921
Enphase Energy, Inc. (a)	2,009	255,163
First Solar, Inc. (a)	1,948	299,778
LONGi Green Energy Technology Co. Ltd.	9,500	28,069
MKS Instruments, Inc.	1,303	159,956
NVIDIA Corp.	2,580	2,041,091
Qualcomm, Inc.	2,074	327,256
Universal Display Corp.	585	102,036
		4,193,605
Software - 12.1%
Autodesk, Inc. (a)	738	190,529
CyberArk Software Ltd. (a)	988	260,595
Intuit, Inc.	555	367,904
Microsoft Corp.	4,752	1,965,617
Samsara, Inc. (a)	4,739	163,732
ServiceNow, Inc. (a)	495	381,813
Volue A/S (a)	27,462	67,095
		3,397,285
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	2,145	387,709
TOTAL INFORMATION TECHNOLOGY		9,788,606
MATERIALS - 2.7%
Chemicals - 2.6%
Aspen Aerogels, Inc. (a)	5,917	101,654
Corbion NV	560	10,604
DSM-Firmenich AG	2,156	230,690
Linde PLC	855	383,741
		726,689
Construction Materials - 0.1%
Hoffmann Green Cement Technologies SAS (a)	3,123	31,222
TOTAL MATERIALS		757,911
UTILITIES - 0.7%
Electric Utilities - 0.7%
Elia Group SA/NV	1,764	195,801
TOTAL COMMON STOCKS (Cost $21,712,452)		27,732,877

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(c)(d) (Cost $8,330)	400	3,764

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (c)(d)(f) (Cost $12,000)	12,000	12,238

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $384,527)	384,450	384,527

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $22,117,309)	28,133,406
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(34,242)
NET ASSETS - 100.0%	28,099,164

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,381 or 0.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,002 or 0.1% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	8,330

Illuminated Holdings, Inc. 0%	9/27/23	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	424,905	4,497,721	4,538,099	8,498	-	-	384,527	0.0%
Total	424,905	4,497,721	4,538,099	8,498	-	-	384,527

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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